ACCOUNTS RECEIVABLE - NET (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts Receivable Net	Accounts receivable consist of the following:
	December 31
(in US$ thousands)	2015	2016
Accounts receivable	$1,275	$903
Less: Allowance for doubtful accounts	(29)	(32)
	$1,246	$871

Summary of Changes in Allowance for Doubtful Accounts

The following is a summary of the changes in our Company’s allowance for doubtful accounts during the years ended December 31, 2014, 2015 and 2016:

(in US$ thousands)	2014	2015	2016
Balance at beginning of year	$55	$56	$29
Additions: Bad debt expense	37	3	35
Less: Write-offs	(33)	(28)	(33)
Translation adjustment	(3)	(2)	1
Balance at end of year	$56	$29	$32